15. Non-financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 17,380	$ 20,594
Discount rate | One percentage point increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	(8,816)	(6,135)
Discount rate | One percentage point decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 10,111	$ 7,114